Oil and Gas Properties (Tables)	3 Months Ended
Mar. 31, 2023
Oil And Gas Properties
Schedule of Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at December 31, 2021	$1,398,676	$2,453,485	$3,852,161
Additions	44,369,191	-	44,369,191
JV Contribution	(6,656,785)	-	(6,656,785)
Change in ARO estimate	(3,865,772)	(5,562)	(3,871,334)
Currency translation adjustment	(4,748,897)	-	(4,748,897)
Impact of hyperinflation	837,908	110,090	947,998
As at December 31, 2022	31,334,321	2,558,013	33,892,334
Additions	19,927,785	-	19,927,785
JV Contribution	(14,734,816)	-	(14,734,816)
Change in ARO estimate	331,643	-	331,643
Currency translation adjustment	182,995	-	182,995
Impact of hyperinflation	2,611,566	283,992	2,895,558
As at March 31, 2023	$39,653,494	$2,842,005	$42,495,499

Accumulated depletion
As at December 31, 2021	$743,647	$1,687,901	$2,431,548
Depletion	1,263,556	187,476	1,451,032
Impact of hyperinflation	(34,215)	(5,825)	(40,040)
As at December 31, 2022	1,972,988	1,869,552	3,842,540
Depletion	1,933,788	25,365	1,959,153
As at March 31, 2023	$3,906,776	$1,894,917	$5,801,693

Net book value
As at December 31, 2022	$29,361,333	$688,461	$30,049,794
As at March 31, 2023	$35,746,718	$947,088	$36,693,806